Pension and Severance Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Japan
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 3,391	¥ 3,476
Noncurrent liabilities	(225,048)	(296,226)
Ending balance	(221,657)	(292,750)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	24,777	14,745
Current liabilities	(4,355)	(4,412)
Noncurrent liabilities	(99,123)	(87,502)
Ending balance	¥ (78,701)	¥ (77,169)